Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Sep. 30, 2020	Sep. 12, 2020	Sep. 11, 2020
Condensed Consolidated Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	20,000,000	200,000,000	20,000,000
Common stock, shares, issued	27,583,770	20,517,703
Common stock, shares, outstanding	27,583,770	20,517,703